Summary of Principal Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	$ 36,184,000
Membership and top-up streaming services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	31,586,800
Online advertising services [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	3,698,500
Content licensing business [Member]
Schedule of Disaggregate Revenue [Line Items]
Disaggregate revenue	$ 898,700